INCOME TAXES - INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate	35.00%	35.00%	35.00%
Country mix impacts of foreign operations	(14.00%)	(10.80%)	(7.40%)
Changes in uncertain tax positions	(0.90%)	(1.70%)	(2.00%)
Effective Income Tax Rate, Impairment Adjustment	0.00%	0.00%	0.70%
Effective Income Tax Rate, Gain on Joint Venture Buy Out	0.00%	0.00%	(1.50%)
Deferred Tax Liabilities, Venezuela Deconsolidation Charge	6.60%	0.00%	0.00%
Other	(2.00%)	(1.40%)	(2.00%)
EFFECTIVE INCOME TAX RATE	24.70%	21.10%	22.80%